Income Taxes (Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income tax reconciliation of the effective tax rate and the statutory rate
Income tax expense at federal statutory rate	$ (5,433,527)
State and local taxes - current	139,395	301,932
State and local taxes - deferred	(1,818,068)	(176,755)
Transaction costs	923,179
Nondeductible control premium	1,700,000
Goodwill	(3,018,444)
Deferred tax from rate change from LLC to C corporation	(2,104,370)
Change in valuation allowance	10,249,612	(111,375)
Other items, net	(144,882)
Provision for income taxes	492,895	13,802
Reconciliation between the statutory rate and the effective tax rate, percent
Income tax expense at federal statutory rate	34.00%
State and local taxes - current	(0.90%)	4.20%
State and local taxes - deferred	11.40%	(2.40%)
Transaction costs	(5.80%)
Nondeductible control premium	(10.60%)
Goodwill	18.90%
Deferred tax from rate change from LLC to C corporation	13.20%
Change in valuation allowance	(64.10%)	(1.60%)
Other items, net	0.80%
Effective tax rate	(3.10%)	0.20%
Change in valuation allowance	$ 10,300,000